25 Net operating revenue	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Net operating revenue
25	Net operating revenue

IFRS15 establishes a comprehensive framework to determine when and for how much revenue form contracts with customers should be recognized.

Revenue

a)	Sale of goods

Revenues from the sale of goods are recognized when control of the goods is transferred to the customer, usually when delivered in the store, and at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods. No revenue is recognized if collection is uncertain.

b)	Revenue from services rendered

Since the Company sells mobile phone credits recharge at its stores, revenues earned are stated on a net basis and recognized in the statement of operations when it is probable that economic benefits will flow to the Company subsidiary, and their amounts can be reliably measured.

	For the year ended December 31,
	2020	2019	2018
		Restated
Gross operating revenue
Goods	39,436	30,487	25,075
Services rendered and others	100	87	17
	39,536	30,574	25,092
(-) Revenue deductions
Returns and sales cancellation	(73)	(57)	(49)
Taxes	(3,420)	(2,435)	(2,026)
	(3,493)	(2,492)	(2,075)

Net operating revenue	36,043	28,082	23,017